Trade receivables (Tables)	6 Months Ended
Jun. 30, 2024
Trade receivables
Summary of trade receivables

	At June 30,	At December 31,
(Euro thousands)	2024	2023
Trade receivables	42,694	51,840
Loss allowance	(7,258)	(6,183)
Total trade receivables	35,436	45,657